Schedules of Investments
Pax ESG Beta Quality Fund	March 31, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
COMMUNICATION SERVICES: 10.5%
Activision Blizzard, Inc.	1,394	$82,915
Alphabet, Inc., Class A (a)	4,465	5,188,107
Alphabet, Inc., Class C (a)	1,456	1,693,051
AT&T, Inc.	90,778	2,646,179
Cable One, Inc.	262	430,731
Comcast Corp., Class A	65,418	2,249,071
Electronic Arts, Inc. (a)	4,567	457,476
John Wiley & Sons, Inc., Class A	7,902	296,246
Verizon Communications, Inc.	95,022	5,105,532
ViacomCBS, Inc., Class B	36,383	509,726
Walt Disney Co., The	40	3,864
Zynga, Inc., Class A (a)	153,114	1,048,831
		19,711,729

CONSUMER DISCRETIONARY: 9.9%
Amazon.com, Inc. (a)	3,314	6,461,371
Best Buy Co., Inc.	676	38,532
BorgWarner, Inc.	13,632	332,212
Chipotle Mexican Grill, Inc. (a)	336	219,878
Domino's Pizza, Inc.	1,936	627,400
eBay, Inc.	14,854	446,511
Gentex Corp.	9,070	200,991
Graham Holdings Co., Class B	863	294,430
Grand Canyon Education, Inc. (a)	8,325	635,073
Home Depot, Inc., The	15,500	2,894,005
NIKE, Inc., Class B	8,267	684,012
NVR, Inc. (a)	275	706,505
Starbucks Corp.	35,035	2,303,201
Target Corp.	20,697	1,924,200
Tractor Supply Co.	806	68,147
VF Corp.	13,046	705,528
		18,541,996

CONSUMER STAPLES: 8.2%
Casey's General Stores, Inc.	148	19,609
Clorox Co., The	1,978	342,689
Colgate-Palmolive Co.	3,248	215,537
Estee Lauder Cos, Inc., The, Class A	1,534	244,428
Flowers Foods, Inc.	22,870	469,292
General Mills, Inc.	29,116	1,536,451
Hershey Co.,The	11,513	1,525,473
J.M. Smucker Co., The	2,067	229,437
Kellogg Co.	2,587	155,194
Kimberly-Clark Corp.	17,588	2,248,978
Kroger Co., The	57,569	1,733,978
PepsiCo, Inc.	20,982	2,519,937
Procter & Gamble Co., The	22,100	2,431,000
Sprouts Farmers Market, Inc. (a)	28,966	538,478
Sysco Corp.	3,762	171,660
Walgreens Boots Alliance, Inc.	21,936	1,003,572
		15,385,713

FINANCIALS: 10.1%
Aflac, Inc.	72,634	2,486,987
Allstate Corp., The	48,190	4,420,468
Ally Financial, Inc.	123,247	1,778,454
Bank OZK	3,463	57,832
FactSet Research Systems, Inc. (b)	379	98,798
Fifth Third Bancorp	5,502	81,705
Hartford Financial Services Group, Inc., The	1,361	47,962
MarketAxess Holdings, Inc.	1,115	370,816
MGIC Investment Corp.	50,857	322,942
Morningstar, Inc.	9,932	1,154,595
Navient Corp.	155,118	1,175,794
Old Republic International Corp.	14,647	223,367
PNC Financial Services Group, Inc., The	22,572	2,160,592
Progressive Corp., The	8,423	621,954
Regions Financial Corp.	9,638	86,453
Reinsurance Group of America, Inc.	6,161	518,387
SLM Corp. (b)	276,127	1,985,353
Synchrony Financial	40,578	652,900
Unum Group	53,966	810,030
		19,055,389

HEALTH CARE: 17.4%
AbbVie, Inc.	11,401	868,642
Agilent Technologies, Inc.	17,334	1,241,461
Amgen, Inc.	8,492	1,721,583
Anthem, Inc.	2,937	666,816
Biogen, Inc. (a)	5,970	1,888,789
Bio-Rad Laboratories, Inc., Class A (a)	309	108,323
Bristol-Myers Squibb Co.	20,818	1,160,395
Cerner Corp.	43,771	2,757,135
CVS Health Corp.	10,583	627,889
DaVita, Inc. (a)	10,677	812,093
Eli Lilly & Co.	13,746	1,906,845
Gilead Sciences, Inc.	5,164	386,061
HCA Healthcare, Inc.	9,802	880,710
Henry Schein, Inc. (a)(b)	9,706	490,347
Humana, Inc.	1,828	574,029
Jazz Pharmaceuticals PLC (a)	5,546	553,158
Johnson & Johnson	44,593	5,847,480
Medtronic PLC	941	84,859
Merck & Co., Inc.	49,441	3,803,991
Premier, Inc., Class A (a)	7,000	229,040
Thermo Fisher Scientific, Inc.	14,287	4,051,794
UnitedHealth Group, Inc.	8,303	2,070,602
		32,732,042

INDUSTRIALS: 6.9%
Allison Transmission Holdings, Inc.	17,540	571,979
C.H. Robinson Worldwide, Inc.	2,815	186,353
Carlisle Companies, Inc.	1,229	153,969
Cummins, Inc.	658	89,041
Expeditors International of Washington, Inc.	1,330	88,738
Hexcel Corp.	3,030	112,686
Landstar System, Inc.	28,061	2,689,926

MSC Industrial Direct Co., Inc., Class A	4,328	237,910
PACCAR, Inc.	6,863	419,535
Quanta Services, Inc.	4,700	149,131
Roper Technologies, Inc.	7,422	2,314,254
United Parcel Service, Inc., Class B	11,527	1,076,852
United Rentals, Inc. (a)	24,591	2,530,414
Valmont Industries, Inc.	5,054	535,623
W.W. Grainger, Inc.	2,189	543,967
Waste Management, Inc.	13,039	1,206,890
		12,907,268

INFORMATION TECHNOLOGY: 28.1% (c)
Accenture PLC, Class A	9,603	1,567,786
Adobe, Inc. (a)	1,633	519,686
Akamai Technologies, Inc. (a)	10,249	937,681
Apple, Inc.	32,725	8,321,640
Autodesk, Inc. (a)	7,622	1,189,794
Booz Allen Hamilton Holding Corp.	2,506	172,012
Cadence Design Systems, Inc. (a)	12,603	832,302
CDK Global, Inc.	3,019	99,174
CDW Corp.	1,459	136,081
Cisco Systems, Inc.	34,953	1,374,002
Citrix Systems, Inc.	8,546	1,209,686
Cognizant Technology Solutions Corp., Class A	24,303	1,129,359
Dell Technologies, Inc. (a)	15,843	626,591
F5 Networks, Inc. (a)	660	70,376
HP, Inc.	106,836	1,854,673
IBM	27,743	3,077,531
Intel Corp.	73,659	3,986,425
Intuit, Inc.	2,033	467,590
Jack Henry & Associates, Inc.	3,052	473,792
Manhattan Associates, Inc. (a)	10,612	528,690
MasterCard, Inc., Class A	11,041	2,667,064
Microsoft Corp.	54,108	8,533,373
National Instruments Corp.	4,070	134,636
NortonLifeLock, Inc.	24,167	452,165
Nuance Communications, Inc. (a)	38,297	642,624
NVIDIA Corp.	2,306	607,862
Oracle Corp.	26,256	1,268,952
PTC, Inc. (a)	3,228	197,586
Seagate Technology PLC	2,685	131,028
ServiceNow, Inc. (a)	2,024	580,038
Synopsys, Inc. (a)	7,939	1,022,464
Texas Instruments, Inc.	44,149	4,411,810
Visa, Inc., Class A	7,634	1,229,990
VMware, Inc., Class A (a)(b)	5,009	606,590
Western Union Co., The	95,152	1,725,106
		52,786,159

MATERIALS: 2.0%
Air Products & Chemicals, Inc.	5,082	1,014,418
Ecolab, Inc.	602	93,810
Linde PLC	7,594	1,313,762
Newmont Corp.	2,061	93,322
Reliance Steel & Aluminum Co.	5,091	445,921
Royal Gold, Inc.	7,083	621,250

Sonoco Products Co.	3,197	148,180
		3,730,663

REAL ESTATE: 3.0%
CBRE Group, Inc., Class A (a)	45,500	1,715,805
Iron Mountain, Inc., REIT (b)	3,161	75,232
Jones Lang LaSalle, Inc.	8,018	809,658
Lamar Advertising Co., Class A, REIT	2,153	110,406
Omega Healthcare Investors, Inc., REIT	8,405	223,069
Outfront Media, Inc., REIT	10,159	136,943
Public Storage, REIT	6,381	1,267,330
SBA Communications Corp., REIT	187	50,484
VICI Properties, Inc., REIT (b)	79,975	1,330,784
		5,719,711

UTILITIES: 3.0%
American Water Works Co., Inc.	16,628	1,988,044
Eversource Energy	3,182	248,864
Exelon Corp.	16,899	622,052
National Fuel Gas Co.	12,050	449,345
NextEra Energy, Inc.	9,694	2,332,570
		5,640,875

TOTAL COMMON STOCKS		186,211,545
(Cost $128,607,308)

MONEY MARKET: 0.5%
State Street Institutional U.S. Government Money Market Fund, 0.320% (d)(e)	1,027,371	1,027,371
(Cost $1,027,371)

TOTAL INVESTMENTS: 99.6%		187,238,916
(Cost $129,634,679)

OTHER ASSETS AND LIABILITIES - (NET): 0.4%		841,583

Net Assets: 100.0%		$188,080,499

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of March 31, 2020. The total market value of securities on loan as of March 31, 2020 was $3,276,107.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of March 31, 2020.
(e)	Premier Class shares

March 31, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $97,805, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$628,666,136	$-	$-	$628,666,136
Cash Equivalents	16,614,772	-	-	16,614,772
Total	$645,280,908	$-	$-	$645,280,908
Small Cap
Common Stocks	$299,765,487	$-	$-	$299,765,487
Cash Equivalents	12,308,274	-	-	12,308,274
Total	$312,073,761	$-	$-	$312,073,761
ESG Beta Quality
Common Stocks	$186,211,545	$-	$-	$186,211,545
Cash Equivalents	1,027,371	-	-	1,027,371
Total	$187,238,916	$-	$-	$1,875,238,916
ESG Beta Dividend
Common Stocks	$98,998,455	$-	$-	$98,998,455
Cash Equivalents	511,679	-	-	511,679
Total	$99,510,134	$-	$-	$99,510,134
Global Opportunities
Common Stocks	$18,175,231	$16,406,072	$-	$34,581,303
Cash Equivalents	574,480	-	-	574,480
Total	$18,749,711	$16,406,072	$-	$35,155,783
Global Environmental Markets
Common Stocks	$471,849,901	$346,998,691	$-	$818,848,592
Cash Equivalents	1,055,295	-	-	1,055,295
Total	$472,905,196	$346,998,691	$-	$819,903,887
Global Women’s Leadership
Common Stocks	$320,180,647	$114,208,550	$-	$434,389,197
Preferred Stocks	-	417,450	-	417,450
Cash Equivalents	70,787	-	-	70,787
Total	$320,251,434	$114,626,000	$-	$434,877,434
EAFE ESG Leaders
Common Stocks	$4,514,064	$483,793,618	$-	$488,307,682
Preferred Stocks	-	1,214,286	-	1,214,286
Exchange-Traded Funds	5,484,058	-	-	5,484,058
Cash Equivalents	5,355,712	-	-	5,355,712
Total	$15,353,834	$485,007,904	$-	$500,361,738
Core Bond
Community Investment Notes	$-	$3,384,738	$-	$3,384,738
Corporate Bonds	-	200,630,785	-	200,630,785
U.S. Gov't Agency Bonds	-	7,086,298	-	7,086,298
Supranational Bonds	-	26,156,508	-	26,156,508
Municipal Bonds	-	23,778,901	-	23,778,901
U.S. Treasury Notes	-	151,935,505	-	151,935,505
Mortgage-Backed Securities	-	232,649,393	-	232,649,393
Medium Term Certificates of Deposit	-	507,716	-	507,716
Cash Equivalents	27,606,722	250,068	-	27,856,790
Total	$27,606,722	$646,379,912	$-	$673,986,634
High Yield Bond
Common Stocks	$-	$-	$0	$0
Preferred Stocks	2,267,200	-	0	2,267,200
Corporate Bonds	-	297,302,372	-	297,302,372
Loans	-	5,927,920	-	5,927,920
Medium Term Certificates of Deposit	-	1,104,027	-	1,104,027
Cash Equivalents	5,907,588	201,203	-	6,108,791
Total	$8,174,788	$304,535,522	$0	$312,710,310
Sustainable Allocation
Affiliated Investment Companies	$1,630,031,730	$-	$-	$1,630,031,730
Cash Equivalents	42,607,432	-	-	42,607,432
Total	$1,672,639,162	$-	$-	$1,672,639,162

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
	Shares			Shares				Unrealized
	Held at	Gross	Gross	Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	3/31/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	03/31/20
Sustainable Allocation
Large Cap	73,178,029	3,496,365	1,371,115	75,303,279	$761,051,498	$-	$781,536	$(136,755,163)	$640,077,870
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(12,236,138)	39,750,285
ESG Beta Dividend	10,010,369	-	771,605	9,238,764	128,232,821	-	1,235,674	(24,863,556)	94,604,940
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	(5,556,745)	25,132,800
Global Environmental Markets	1,482,025	683,280	-	2,165,305	25,149,965	-	-	(4,808,105)	28,841,860
Global Women's Leadership	785,900	726,588	-	1,512,488	21,329,334	-	-	(8,977,223)	32,352,110
EAFE ESG Leaders	15,576,499	3,083,157	2,116,402	16,543,254	145,484,501	-	1,664,745	(27,390,896)	121,758,350
Core Bond	66,778,157	376,683	7,162,992	59,991,848	687,147,238	3,965,786	3,396,107	8,505,597	627,514,728
High Yield	3,263,125	42,460	-	3,305,585	22,058,723	274,325	-	(2,334,262)	19,998,787
Total					$1,853,130,048	$4,240,111	$7,078,063	$(214,416,491)	$1,630,031,730

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.